Property, Plant and Equipment - Summary of Property, Plant and Equipment (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 3,047	$ 492
Property, plant and equipment acquired under finance lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 3,047	$ 492